Cover	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2023
Entity File Number	333-147187
Entity Registrant Name	UN MONDE INTERNATIONAL WORLDWIDE LTD.
Entity Central Index Key	0001415813
Entity Tax Identification Number	83-0500896
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1-45A
Entity Address, Address Line Two	West Wilmost St
Entity Address, City or Town	Richmond Hill,
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4B2P2
City Area Code	905-
Local Phone Number	962-0823
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false